ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advances from customers	$ 275,168	$ 293,619
Less: Advances from customers - short-term portion	121,992	202,958
Advances from customers - long-term portion	153,176	90,661
Customer B
Advances from customers	35,040	67,026
Customer D
Advances from customers	37,331	28,813
Customer E
Advances from customers	76,393	18,379
Others
Advances from customers	$ 126,404	$ 179,401